Risk Management - Summary of Criteria used for Chile (Detail)	12 Months Ended
Dec. 31, 2020
Group [member] | Colombia [member] | Leasing [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	5056.00%
% of relative increase in lifetime PD	236.20%
Group [member] | Colombia [member] | Payroll deductible loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	5344.00%
% of relative increase in lifetime PD	424.01%
Group [member] | Colombia [member] | Revolving line of credit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	4095.00%
% of relative increase in lifetime PD	221.72%
Group [member] | Colombia [member] | Overdraft limit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	5532.00%
% of relative increase in lifetime PD	2.29%
Group [member] | Colombia [member] | Credit Card [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2383.00%
% of relative increase in lifetime PD	42.33%
Group [member] | Colombia [member] | Mortgage loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	261.00%
% of relative increase in lifetime PD	137.24%
Group [member] | Colombia [member] | Personal debt restructuring [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	4169.00%
% of relative increase in lifetime PD	879.62%
Group [member] | Colombia [member] | Other loans [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	5826.00%
% of relative increase in lifetime PD	286.72%
Corporate [Member] | Colombia [member] | Without information [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	6909.00%
% of relative increase in lifetime PD	2558.55%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	1751.00%
% of relative increase in lifetime PD	2027.22%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2008.00%
% of relative increase in lifetime PD	1156.16%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	492.00%
% of relative increase in lifetime PD	1181.62%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	946.00%
% of relative increase in lifetime PD	81.69%
Corporate [Member] | Colombia [member] | Large Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	597.00%
% of relative increase in lifetime PD	738.75%
Corporate [Member] | Colombia [member] | Low Default [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	161.00%
% of relative increase in lifetime PD	149.62%
Corporate [Member] | Colombia [member] | Low Defaults Government And Financial [Member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	4.00%
% of relative increase in lifetime PD	621.57%
Corporate [Member] | Stage1 [member] | A1, A2, A3 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | Stage1 [member] | A1, A2, A3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.04%
Corporate [Member] | Stage1 [member] | A1, A2, A3 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.25%
Corporate [Member] | Stage1 [member] | A4 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	2.00%
Days of arrears to the end of the month	29 days
Corporate [Member] | Stage1 [member] | A5, A6 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | Stage1 [member] | A5, A6 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	4.75%
Corporate [Member] | Stage1 [member] | A5, A6 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	10.00%
Corporate [Member] | Stage 2 [member] | B1, B2, B3, [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	15.00%
Days of arrears to the end of the month	30 days
Corporate [Member] | Stage 2 [member] | B1, B2, B3, [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	45.00%
Days of arrears to the end of the month	89 days
Corporate [Member] | Stage 3 [member] | B4, C1, C2, C3, C4, C5, C6 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	100.00%
Days of arrears to the end of the month	90 days
IFRS9 [member] | Corporate [Member] | Stage1 [member] | A1, A2, A3 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.13%
IFRS9 [member] | Corporate [Member] | Stage1 [member] | A4 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	1.62%
IFRS9 [member] | Corporate [Member] | Stage1 [member] | A5, A6 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	3.52%
IFRS9 [member] | Corporate [Member] | Stage 2 [member] | B1, B2, B3, [member]
Disclosure of Credit risk measurement [line items]
PD ranges	23.05%
IFRS9 [member] | Corporate [Member] | Stage 3 [member] | B4, C1, C2, C3, C4, C5, C6 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	100.00%